Long-Term Debt - Property and Equipment Loan (Details) - USD ($) $ in Millions	Dec. 17, 2020	Sep. 26, 2018	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 02, 2018
Debt Instrument [Line Items]
Principal amount			$ 53.5
Property and equipment loan
Debt Instrument [Line Items]
Principal amount	$ 0.9					$ 2.0
Borrowings		$ 2.0
Debt term	3 years	3 years
Effective interest rate (as a percent)				4.90%	6.50%
Property and equipment loan | Prime
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.00%	1.00%